Employee Benefits Expense	12 Months Ended
Dec. 31, 2023
Classes of employee benefits expense [abstract]
Employee Benefits Expense

13. Employee benefits expense

Employee benefits expense are detailed as follows:

	For the year ended December 31,
	2023	2022	2021
	(EUR thousand)
Included in Cost of sales:
Wages and salaries	175,090	154,852	134,619
Social security costs	40,025	30,721	25,610
Pension costs	7,036	5,970	4,917
Share-based payment expense	113	287	—
Included in Selling and Marketing expenses:
Wages and salaries	12,423	13,978	12,716
Social security costs	2,442	1,606	1,531
Pension costs	390	433	403
Share-based payment expense	57	1,024	—
Included in Research and Development expenses:
Wages and salaries	14,430	12,463	9,089
Social security costs	1,862	1,496	1,270
Pension costs	466	358	331
Share-based payment expense	167	800	—
Included in General and Administrative expenses:
Wages and salaries	24,518	22,272	26,106
Social security costs	4,846	3,612	3,589
Pension costs	699	510	545
Cash settled awards	—	—	(10,831)
Share-based payment expense	1,639	5,991	1,740
Total employee benefits expense	286,203	256,373	211,635

The average size of the Group's workforce during the year is as follows:

	For the year ended December 31,
	2023	2022	2021
Executives	70	57	51
Managers	211	137	126
Employees	5,260	4,781	4,284
Total Workforce	5,541	4,975	4,461